Revenue Recognition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenue Recognition [Abstract]
Schedule of Information Regarding Disaggregated Revenue	The following table provides information regarding disaggregated revenue:
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Revenue recognized over time:
Services – engineering	$301,656	$43,254	$931,853	$215,349
Grid services	564,821	164,380	788,409	260,457
Grants	73,563	65,869	219,082	416,816
Revenue recognized at point in time:
Products	1,772,532	280,184	4,748,141	3,333,825
Total revenue	$2,712,572	$553,687	$6,687,485	$4,226,447
The following table provides information regarding disaggregated revenue:
	Years Ended December 31,
	2022	2021
Revenue recognized over time:
Services	$784,710	$797,127
Grants	459,427	1,270,138
Revenue recognized at point in time:
Products	4,129,246	2,123,500
Total revenue	$5,373,383	$4,190,765

Schedule of Aggregate Amount of Revenue	The aggregate amount of revenue for the Company’s existing contracts and grants with customers as of September 30, 2023 expected to be recognized in the future, and classified as deferred revenue on the condensed consolidated balance sheet, for year ended December 31, is as follows (this disclosure does not include revenue related to contracts whose original expected duration is one year or less):
2023 (remaining three months)	268,467
2024	499,285
2025	139,010
2026	81,470
Thereafter	128,278
Total(1)	$1,116,511

(1)      The revenue recognition is subject to the completion of construction and commissioning of the EV infrastructure.

The aggregate amount of revenue for the Company’s existing contracts with customers as of December 31, 2022 expected to be recognized in the future for years ended December 31, is as follows (this disclosure does not include revenue related to contracts whose original expected duration is one year or less):
2023	$134,500
2024	49,578
Thereafter	1,037,419
Total	$1,221,497

Schedule of Operates in a Single Business Segment	The Company operates in a single business segment, which is the EV V2G Charging segment. The following table summarizes the Company’s revenues by geography:
	Years Ended December 31,
	2022	2021
United States	$4,839,561	$3,326,427
United Kingdom	195,550	485,628
Denmark	338,272	378,710
	$5,373,383	$4,190,765
The following table summarizes the Company’s intangible assets and property, plant and equipment in different geographic locations:
	December 31, 2022	December 31, 2021
United States	$1,795,267	$1,811,607
United Kingdom	1,335	—
Denmark	$181,982	$25,664
	$1,978,584	$1,837,271

Schedule of Company Operates In a Single Business Segment	The Company operates in a single business segment, which is the EV V2G Charging segment. The following table summarizes the Company’s revenues by geography:
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Revenues:
United States	$2,552,138	$434,544	$6,290,200	$3,788,521
United Kingdom	—	23,231	33,047	160,616
Denmark	160,434	95,912	364,238	277,310
	$2,712,572	$553,687	$6,687,485	$4,226,447
The following table summarizes the Company’s intangible assets and property, plant and equipment in different geographic locations:
	September 30, 2023	December 31, 2022
Long-lived assets:
United States	$1,685,126	$1,795,267
United Kingdom	3,288	1,335
Denmark	235,625	181,982
	$1,924,039	$1,978,584